Warrants (Details) - USD ($)								1 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Feb. 05, 2026	Dec. 08, 2025	Oct. 24, 2025	Oct. 08, 2025	Oct. 31, 2024	Sep. 30, 2024	Mar. 13, 2024	Dec. 31, 2022	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022	May 14, 2025	Aug. 29, 2024
Warrants [Line Items]
Warrants outstanding																	2,461,538
Sale of stock price per share (in Dollars per share)																		$ 100
Fair value of warrants (in Dollars)									$ (4,903,765)	$ (24,862,710)	$ 8,182,500	$ (16,680,210)	$ (21,583,975)	$ 28,250,727	$ (12,275,217)
Gross proceeds (in Dollars)															(419,499)
Fair value of gain (loss) (in Dollars)														$ 5,015,400	14,485,850
Warrants shares exercised														3,447,957
Exercise price (in Dollars per share)																	$ 3.25
Issuance of common shares														4,000
Number of warrants				1
New holders received shares					2,707	2,707
Shares issued to consultants (in Dollars)									$ (10,406,946)		$ (20,590,717)	$ (20,590,717)	$ (30,997,663)	$ 1,915,988	$ (31,033,622)
IPO Warrants [Member]
Warrants [Line Items]
Warrants outstanding								123,500								123,500
Share of common stock								1
Sale of stock price per share (in Dollars per share)								$ 575								$ 575
Public warrants expire term								5 years								5 years
Redemption price per warrant (in Dollars per share)														$ 0.5
Prior notice periods														30 days
Stock price trigger for redemption of warrants (in Dollars per share)														$ 900
Private Warrants [Member]
Warrants [Line Items]
Private warrants were issued																108,100
Number of trading days														10 days
Series A Warrants [Member]
Warrants [Line Items]
Warrants outstanding														508,857	167,976
Fair value of warrants (in Dollars)															$ 4,955,300
Fair value of gain (loss) (in Dollars)														$ 2,232,886
Warrants shares exercised														3,688,357	274,858
Fair value warrants (in Dollars)														$ 3,383,900
Fair value of derivative liabilities warrants shares														2,232,886
Warrants shares exercised														591,145
Warrants remained outstanding														508,857	167,976
Series B Warrants [Member]
Warrants [Line Items]
Warrants outstanding
Fair value of warrants (in Dollars)														$ 0	$ 0
Fair value of gain (loss) (in Dollars)														$ 0
Warrants shares exercised														3,688,357	114,992
Fair value warrants (in Dollars)														$ 0
Fair value of derivative liabilities warrants shares														232,886
Warrants shares exercised														114,992
Warrants remained outstanding
Series A and B Warrants [Member]
Warrants [Line Items]
Warrants outstanding														670,137
Gross proceeds (in Dollars)														$ 3,850,000
Loss from issuance of stock and warrants (in Dollars)							$ 260,803							$ 17,820,998
Exercise price (in Dollars per share)																	$ 3.0951
Warramts [Member]
Warrants [Line Items]
Warrants outstanding																	810,389
Fair value of warrants (in Dollars)															$ 17,820,998
Fair value of gain (loss) (in Dollars)															17,820,998
Issuance of common shares														670,137
Shares issued to consultants (in Dollars)			$ 0
Series C Warrants [Member]
Warrants [Line Items]
Fair value of warrants (in Dollars)														$ 0	$ 13,703,250
Fair value of gain (loss) (in Dollars)														$ 31,033,241
Warrants shares exercised
Warrants remained outstanding
Series D Warrants [Member]
Warrants [Line Items]
Fair value of warrants (in Dollars)														$ 0	$ 210,000
Fair value of gain (loss) (in Dollars)														$ 31,033,241
Warrants shares exercised															0
Warrants remained outstanding
Warrants – Series C and D [Member]
Warrants [Line Items]
Gross proceeds (in Dollars)														$ 4,000,000
Loss from issuance of stock and warrants (in Dollars)														$ 9,654,799
Exercise price (in Dollars per share)																	$ 3.25
Common Stock [Member]
Warrants [Line Items]
Private warrants were issued														190,860
Warrants shares exercised														240,400
New holders received shares			3,447,957
Issued shares															13,892
Shares issued to consultants (in Dollars)
Monte Carlo [Member]
Warrants [Line Items]
Fair value of gain (loss) (in Dollars)															$ 4,258,450
Monte Carlo [Member] | Series A Warrants [Member]
Warrants [Line Items]
Fair value of warrants (in Dollars)														12,656,550	4,955,300
Monte Carlo [Member] | Series B Warrants [Member]
Warrants [Line Items]
Fair value of warrants (in Dollars)														82,450	0
Monte Carlo [Member] | Warramts [Member]
Warrants [Line Items]
Fair value of warrants (in Dollars)															2,047,817
Monte Carlo [Member] | Series C Warrants [Member]
Warrants [Line Items]
Fair value of warrants (in Dollars)														8,114,650
Monte Carlo [Member] | Series D Warrants [Member]
Warrants [Line Items]
Fair value of warrants (in Dollars)														$ 1,540,150
Subsequent Event [Member]
Warrants [Line Items]
Issued shares	240,400
Subsequent Event [Member] | Common Stock [Member]
Warrants [Line Items]
Issued shares	240,400
Anson Investments Master Fund LP ("Anson") [Member]
Warrants [Line Items]
Issued shares		240,400
Minimum [Member] | IPO Warrants [Member]
Warrants [Line Items]
Threshold consecutive trading days for redemption of warrants														20 days
Maximum [Member] | IPO Warrants [Member]
Warrants [Line Items]
Threshold consecutive trading days for redemption of warrants														30 days
March Private Placement [Member]
Warrants [Line Items]
Fair value of gain (loss) (in Dollars)															$ 2,047,817